Commitments and Contingencies (Details Textual) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016
Commitments and Contingencies (Textual)
Rent expense		$ 23,640	$ 7,727	$ 56,380	$ 20,291	$ 29,129